REAL ESTATE SECURITIES FUND

Class	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Ticker Symbol(s)	PRRAX	PRCEX	PREJX	PIREX	PRAEX	PRERX	PRETX	PREPX	PFRSX
Principal Funds, Inc. Summary Prospectus March 1, 2024 as amended March 18, 2024
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, Reports to Shareholders, and other information about the Fund online at www.PrincipalAM.com/Prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.
The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2024, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus.
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.
Objective
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
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Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.17%	0.30%	0.20%	0.12%	0.53%	0.32%	0.28%	0.26%	0.01%
Total Annual Fund Operating Expenses	1.22%	2.10%	1.15%	0.92%	1.68%	1.37%	1.18%	1.06%	0.81%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.06)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.22%	2.10%	1.15%	0.86%	1.68%	1.37%	1.18%	1.06%	0.81%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	313	658	1,129	2,206
Class J	217	365	633	1,398
Institutional Class	88	287	503	1,126
Class R-1	171	530	913	1,987
Class R-3	139	434	750	1,646
Class R-4	120	375	649	1,432
Class R-5	108	337	585	1,294
Class R-6	83	259	450	1,002
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$213	$658	$1,129	$2,206
Class J	117	365	633	1,398
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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies.
REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large). The Fund invests in growth and value equity securities. The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
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Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
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Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 2019	17.29%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.76)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.69%	6.89%	7.63%
Class A Return After Taxes on Distributions	5.95%	5.99%	6.57%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.09%	5.19%	5.83%
Class C Return Before Taxes	10.89%	7.24%	7.56%
Class J Return Before Taxes	11.98%	8.24%	8.37%
Institutional Class Return Before Taxes	13.33%	8.48%	8.64%
Class R-1 Return Before Taxes	12.39%	7.62%	7.77%
Class R-3 Return Before Taxes	12.74%	7.94%	8.11%
Class R-4 Return Before Taxes	12.95%	8.15%	8.31%
Class R-5 Return Before Taxes	13.08%	8.29%	8.44%
Class R-6 Return Before Taxes	13.39%	8.56%	8.54%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)	11.36%	7.59%	7.95%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	13.74%	7.40%	7.60%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
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Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC
•    Keith Bokota (since 2013), Portfolio Manager
•    Anthony Kenkel (since 2012), Portfolio Manager
•    Kelly D. Rush (since 2000), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

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